Financial instruments and risk management - Market risk sensitivity analysis - Narrative (Details)	12 Months Ended
Jun. 30, 2022
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of market risk, percentage of reasonably possible change in risk variable	0.50%
Currency exchange risk
Disclosure of detailed information about financial instruments [line items]
Sensitivity analysis for types of market risk, percentage of reasonably possible change in risk variable	10.00%